Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Lessor Disclosure [Abstract]
Finance leases, net selling gain (loss)	$ 33	$ (661)	$ 47	$ (982)